Financial assets and liabilities (Details Narrative) - ARS ($)			1 Months Ended					12 Months Ended
	Oct. 13, 2022	Jun. 12, 2021	Oct. 20, 2023	Sep. 17, 2023	Aug. 26, 2020	Jul. 31, 2020	Oct. 27, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Oct. 18, 2023	Jan. 31, 2023	Oct. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Jun. 30, 2022	Sep. 02, 2020	May 24, 2020	Jul. 23, 2019	Jun. 21, 2019	May 15, 2019	Mar. 26, 2019	Feb. 15, 2019	Jan. 17, 2018	Oct. 20, 2017
Statement [Line Items]
Trade receivables								$ 315,877,811,000
Capital due date for amount							$ 120,605,058
Capital due date, description							an 18-year term, with a 12-month grace period, which must be totally paid before December 15, 2032
Bonds issued face value Class A				$ 37,232,818
Bonds issued face value Class B				$ 50,000,000
Additional bonds issued face value Class A			$ 10,000,000
Non-cash transactions includes income for exposure to change in purchasing power of currency								219,600,752	$ 144,154,933
Trade Receivables								161,280,356,000	136,683,090,000
Kreditanstalt f?r Wiederaufbau
Statement [Line Items]
Loan Disbursement											$ 55,200,000
Loans Amounts																							$ 56,000,000
Balance of this loan amount								24,531,506	17,184,651,000
LIBOR plus rate																							1.15%
CPR Energy Solutions S.A.U.
Statement [Line Items]
Borrowings								4,502,513	4,091,299
Borrowings Interest Rate																			8.50%
Interest rate increased per annum																			0.50%
CP La Castellana S.A.U.
Statement [Line Items]
Loans Amounts																										$ 100,050,000
Balance of this loan amount								74,881,903	56,835,395,000
Accrued amount																								$ 5,000,000
Trade receivables								2,079,147	20,505,785
LIBOR plus rate																								3.50%
Remaining LIBOR plus rate																								5.25%
CP Achiras S.A.U.
Statement [Line Items]
Loans Amounts																									$ 50,700,000
Accrued amount																						$ 40,700,000
Fixed interest rate																						8.05%
Remaining fixed interest rate																						6.77%
JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC
Statement [Line Items]
Borrowings								491,739,900,000	49,347,508
Dividend restriction		$ 25,000,000						25,000,000
Vientos La Genoveva S.A.U
Statement [Line Items]
Borrowings								50,174,147	35,898,597
Loans Amounts																					$ 76,100,000
LIBOR plus rate																					6.50%
Trade Receivables								5,522,634	3,359,145
Vientos La Genoveva II S.A.U.
Statement [Line Items]
Borrowings								$ 1,337,361,000,000	11,765,703											$ 37,500,000
LIBOR plus rate																				5.95%
CPSA?s Shares Buyback Program
Statement [Line Items]
Share price description	The maximum price to be paid is USD 8 per American Depositary Receipt (“ADR”) in the NYSE and up to a maximum of ARS 605 per share in BYMA, which was increased to ARS 800 per share as per the decision of the Company's Board of Directors on October 17, 2023
Share purchase during period								2,299,993
Share purchase value during period								$ 1,659,780
Manque S.A.U. and CP Los Olivos S.A.U
Statement [Line Items]
Bond Principal					$ 80,000,000
Bonds issued class I																		$ 35,160,000
Bonds issued class II																		$ 1,109,925
CPSA Program
Statement [Line Items]
Bond Principal						$ 500,000,000
Mitsubishi Corporation Loan
Statement [Line Items]
Borrowings								$ 34,131,660	2,000,000				$ 861,116	$ 861,116	$ 2,000,000	$ 861,116	$ 2,000,000
Annual fixed percentage rate							0.25%	7.42%
Accrued and accumulated interest amount							$ 66,061,897
Minimum annual payment							$ 3,000,000
Banco Santander International
Statement [Line Items]
Borrowings								$ 32,775,911				$ 40,000,000
Annual fixed percentage rate							25.00%					6.50%
Equinor Wind Power AS
Statement [Line Items]
Borrowings								$ 14,634,811				$ 1,768,897
Annual fixed percentage rate							0.25%	9.00%				9.00%
Capital amount								$ 62,199,879,000
Interest amount								8,983,951,000
Capital paid												$ 40,000,000
CVO Receivables
Statement [Line Items]
Cvo Receivables Collections								36,935,566	38,635,456	$ 49,715,112
CVO Receivables One
Statement [Line Items]
Cvo Receivables Collections								1,535,228
Thermal Station Brigadier Lopez
Statement [Line Items]
Borrowings Interest Rate										5.00%
Trade Receivables								$ 884,757	$ 2,755,201